CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2025	2024

Cash and cash equivalents at banks and on hand	247	479
Short-term deposits and money market funds	208	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	455	674